Debt Issue Costs (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
Amortization expense	$ 0	$ 8,569	$ 0	$ 14,609